Related parties	12 Months Ended
Dec. 31, 2012
Related parties
28 Related parties
Executive Board and Board of Directors Compensation
> Refer to “Note 3 – Compensation to members of the Executive Board and the Board of Directors” in VI – Parent company financial statements – Credit Suisse Group for additional information on compensation to members of the Executive Board and the Board of Directors.

Executive Board and Board of Directors loans
in	2012		2011		2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18		19

Additions	3		5		5

Reductions	(17)		(1)		(6)

Balance at end of period	8	[1]	22		18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	34	[2]	35		25

Additions	12		2		14

Reductions	(5)		(3)		(4)

Balance at end of period	41	[2]	34	[2]	35

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was seven and five, respectively.

Executive Board and Board of Directors loans
A large majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities. Such loans are made to Executive Board and Board of Directors members on the same terms available to third-party clients or, in the case of loans to members of the Executive Board, pursuant to widely available employee benefit plans. The highest loan outstanding was CHF 4 million to Eric Varvel as of December 31, 2012.

All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, fixed-rate mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. When granting a loan to these individuals, the same credit approval and risk assessment procedures apply as for loans to other employees. Unless otherwise noted, all loans to Executive Board members were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and in consideration of the terms which apply to all Group employees, and did not involve more than the normal risk of collectability or present other unfavorable features.

Members of the Board of Directors with loans do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Members of the Board of Directors who were previously employees of the Group may still have outstanding loans, which were extended to them at the time that employee conditions applied to them. Unless otherwise noted, all loans to members of the Board of Directors were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present other unfavorable features. In addition to the loans included in the “Executive Board and Board of Directors loans” table, the Group or any of its banking subsidiaries may enter into financing and other banking agreements with companies in which current members of the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. Unless otherwise noted, loans extended by the Group to such companies are also made in the ordinary course of business and at prevailing market conditions.

Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board and the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2012, 2011 and 2010, there was no loan exposure to such related parties that was not made in the ordinary course of business and at prevailing market conditions.

Related party transactions
Exchange of Tier 1 Capital Notes into Tier 1 Buffer Capital Notes
In February 2011, the Group entered into definitive agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group (the Investors), each of which has significant holdings of Group shares and other Group financial products, to issue tier 1 buffer capital notes (Tier 1 BCN). Under the agreements, the Investors agreed to purchase USD 3.45 billion Tier 1 BCN and CHF 2.5 billion Tier 1 BCN in exchange for their holdings of USD 3.5 billion 11% tier 1 capital notes and CHF 2.5 billion 10% tier 1 capital notes issued in 2008 (Tier 1 Capital Notes), or in the event that the Tier 1 Capital Notes have been redeemed in full, for cash. At that time, the purchase or exchange was expected to occur no earlier than October 23, 2013, the first call date of the Tier 1 Capital Notes. In July 2012, we entered into an amendment agreement with an entity affiliated with The Olayan Group for the immediate exchange of USD 1.725 billion of their existing Tier 1 Capital Notes into an equivalent principal amount of Tier 1 BCN, thereby accelerating the exchange initially scheduled for October 2013. The accelerated exchange of some of the outstanding Tier 1 Capital Notes was one of a number of capital strengthening measures that the Group announced in July 2012.

Under their terms, the Tier 1 BCN will be converted into Group ordinary shares if the Group’s reported common equity tier 1 (CET1) ratio, as determined under the >>>Basel Committee on Banking Supervision (BCBS) regulations as of the end of any calendar quarter, falls below 7% (or any lower applicable minimum threshold), unless the >>>Swiss Financial Market Supervisory Authority (FINMA), at the Group’s request, has agreed on or prior to the publication of the Group’s quarterly results that actions, circumstances or events have restored, or will imminently restore, the ratio to above the applicable threshold. The Tier 1 BCN will also be converted if FINMA determines that conversion is necessary, or that we require public sector capital support, to prevent the Group from becoming insolvent, bankrupt or unable to pay a material amount of the Group’s debts, or other similar circumstances. In addition, conversion of the Tier 1 BCN held by The Olayan Group will be triggered if, in the event of a request by FINMA for an interim report prior to the end of any calendar quarter, the Group’s reported CET1 ratio, as of the end of any such interim period, falls below 5%. The conversion price will be the higher of a given floor price per share (subject to customary adjustments) or the daily volume weighted average sales price of the Group’s ordinary shares over a five-day period preceding the notice of conversion. In connection with the July 2012 exchange, the conversion floor price of the Tier 1 BCN delivered in the exchange as well as the remaining Tier 1 BCN scheduled to be delivered in October 2013 was adjusted to match the conversion price of the MACCS described below. The Tier 1 BCN are deeply subordinated, perpetual and callable by the Group no earlier than 2018 and in certain other circumstances with FINMA approval. Interest is payable on the USD 3.45 billion Tier 1 BCN and CHF 2.5 billion Tier 1 BCN at fixed rates of 9.5% and 9.0%, respectively, and will reset after the first call date. Interest payments will generally be discretionary (unless triggered), subject to suspension in certain circumstances and non-cumulative.

At the time of the original transaction, the Group determined that this was a material transaction and deemed the Investors to be related parties of the Group’s Board of Directors members Mr. Al Thani and Mr. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent buffer capital, for which there was no established market, and the terms of the Tier 1 Capital Notes issued in 2008 and held by the Investors, were fair.

Issuance of mandatory and contingent convertible securities
In July 2012, the Group issued CHF 3.8 billion MACCS that are mandatorily convertible into 233.5 million shares at a conversion price of CHF 16.29 per share on March 29, 2013 (subject to early conversion upon certain contingency and viability events), with settlement and delivery of shares in early April 2013. Strategic and institutional investors purchased CHF 2.0 billion of MACCS and shareholders exercised preferential subscription rights for CHF 1.8 billion of MACCS. The conversion price of CHF 16.29 per share corresponded to 95% of the volume weighted average market price for the two trading days preceding the transaction. Investors in the MACCS included entities affiliated with the Investors, which also have been deemed by the Group to be related parties of the Group’s Board of Directors’ members, Mr. Al Thani and Mr. Syriani, respectively. The issuance of the MACCS was one of a number of capital strengthening measures executed by the Group in 2012. In addition to the Investors, a number of other investors of the Group purchased the MACCS, including Norges Bank and the Capital Group Companies, Inc., which, like the Investors, have significant holdings of Group shares. The terms and conditions for the conversion of the MACCS are equally applicable to all purchasers.

Plus Bonds
The Group provided members of the Executive Board who did not participate in the structuring of the instrument the opportunity to invest their own funds in Plus Bond instruments with substantially the same terms as the Plus Bond awards granted to certain employees as deferred variable compensation for 2012. As a result, certain Executive Board members acquired an aggregate of CHF 9 million in Plus Bond instruments in February 2013.

Loan to Arcapita Bank
In February 2012, the Group downgraded to impaired status a loan with an outstanding principal amount of USD 30 million to Arcapita Bank B.S.C. (Arcapita Bank), an international investment firm headquartered in Bahrain. The financing provided to Arcapita Bank was extended in 2007 on arm's length terms and, at the time, did not involve more than the normal risk of collectability or present other unfavorable features. Arcapita Bank may be deemed to be a related party entity of the Group because its Board of Directors’ member Mr. Al Thani is also a member of the board of directors of Arcapita Bank. Mr. Al Thani joined the Arcapita Bank board of directors in October 2008 and the Group’s Board of Directors in 2010, in both cases after the loan was extended. Arcapita Bank filed for Chapter 11 bankruptcy in the US in March 2012, and the Group subsequently sold its USD 30 million credit position to an unrelated third party. As of December 31, 2012, the Group had no credit exposure to Arcapita Bank.

Liabilities due to own pension funds
Liabilities due to the Group’s own defined benefit pension funds as of December 31, 2012 and 2011 of CHF 3,232 million and CHF 2,790 million, respectively, are reflected in various liability accounts in the Group’s consolidated balance sheets. In December 2011, the Group’s Swiss pension fund invested CHF 350 million into mandatory convertible securities issued by Credit Suisse Group Finance (Guernsey) Limited, an unconsolidated SPE wholly owned by the Group. The mandatory convertible securities contained a 2% coupon and converted into 16.5 million Group shares at maturity in December 2012. In addition, other unconsolidated SPEs wholly owned by the Group had liabilities to the pension funds of the Group with notional values of CHF 78 million and CHF 26 million as of December 31, 2012 and 2011, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2012	2011	2010

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	13	45	83

Net borrowings/(repayments)	(1)	(32)	(38)

Balance at end of period	12	13	45

Bank
Related parties
27 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries and affiliates of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.

> Refer to “Note 28 – Related parties” in V – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2012	2011

Assets (CHF million)

Cash and due from banks	386	977

Interest-bearing deposits with banks	1,775	1,910

Trading assets	213	268

Net loans	7,894	7,950

Other assets	58	67

Total assets	10,326	11,172

Liabilities (CHF million)

Due to banks/customer deposits	1,915	2,856

Trading liabilities	209	21

Long-term debt	4,907	6,872

Other liabilities	206	227

Total liabilities	7,237	9,976

Related party revenues and expenses
in	2012	2011	2010

Revenues (CHF million)

Interest and dividend income	54	61	78

Interest expense	(117)	(195)	(252)

Net interest income	(63)	(134)	(174)

Commissions and fees	6	(50)	(71)

Other revenues	174	201	205

Net revenues	117	17	(40)

Expenses (CHF million)

Total operating expenses	270	309	400

Related party guarantees
end of	2012	2011

Guarantees (CHF million)

Credit guarantees and similar instruments	1	1

Performance guarantees and similar instruments	0	1

Derivatives	0	0

Other guarantees	0	2

Total guarantees	1	4

Loans to members of the Executive Board and the Board of Directors
	2012		2011	2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18	19

Additions	3		5	5

Reductions	(17)		(1)	(6)

Balance at end of period	8	[1]	22	18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	33	[2]	34	24

Additions	13		2	14

Reductions	(5)		(3)	(4)

Balance at end of period	41	[2]	33	34

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was six and five, respectively.

Liabilities due to own pension funds
Liabilities due to the Bank’s own pension funds as of December 31, 2012 and 2011 of CHF 2,804 million and CHF 2,263 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.